Equity Investment	12 Months Ended
Dec. 31, 2010
Equity Investment [Abstract]
Equity Investment
13.	Equity Investment

	December 31, 2010
	Carrying	% of
	Amount	Ownership

Equity method investment (unlisted)
Toppan SMIC Electronics (Shanghai) Co., Ltd.	$7,665,455	30.0
Cost method investments (unlisted)	$2,178,103	Less than 20.0

	$9,843,558

The Company assesses the status of its equity investments for impairment on a periodic basis. As of December 31, 2010, the Company has concluded that no impairment exists related to its equity investments. The fair value of the Company’s cost-method investments were not estimated as there were no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.